Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net income (loss) for the year	$ 34,262,000	$ (31,396,000)
Adjustments for:
Depletion and amortization	47,722,000	53,024,000
Income tax expense (recovery)	29,178,000	(14,713,000)
Share-based compensation expense	7,100,000	3,682,000
Loss on derivatives	10,082,000	6,360,000
Finance expenses, net	45,495,000	28,923,000
Unrealized foreign exchange gains	(17,684,000)	(7,785,000)
Write-down of mine equipment	3,551,000
Deferred revenue deposit	44,151,000
Amortization of deferred revenue	(1,322,000)
Deferred electricity payments (repayments)	(6,174,000)	10,938,000
Other operating activities	1,097,000	(469,000)
Net change in non-cashworking capital	13,621,000	(14,711,000)
Cash provided by operating activities	211,079,000	33,853,000
Investing activities
Purchase of property, plant and equipment	(97,223,000)	(18,843,000)
Purchase of copper put options	(3,952,000)	(3,777,000)
Proceeds from copper put options		3,371,000
Investment in other financial assets	(1,395,000)
Other investing activities	758,000	158,000
Cash used for investing activities	(101,812,000)	(19,091,000)
Financing activities
Net proceeds from issuance of senior secured notes	317,596,000
Repayment of senior notes	(264,180,000)
Repayment of senior secured credit facility	(92,463,000)
Settlement of copper call option	(15,745,000)
Interest paid	(43,995,000)	(22,668,000)
Repayment of capital leases and equipment loans	(17,074,000)	(16,586,000)
Proceeds on exercise of options and warrants	2,928,000	22,000
Proceeds from senior secured credit facility		93,605,000
Financing costs for senior secured credit facility		(4,346,000)
Repayment of Curis secured loan		(43,767,000)
Cash provided by (used for) financing activities	(112,933,000)	6,260,000
Effect of exchange rate changes on cash and equivalents	(5,133,000)	(513,000)
Increase (decrease) in cash and equivalents	(8,799,000)	20,509,000
Cash and equivalents, beginning of year	89,030,000	68,521,000
Cash and equivalents, end of year	$ 80,231,000	$ 89,030,000